SCHEDULE OF CALCULATIONS OF BASIC AND DILUTED EPS (Details) - USD ($)	3 Months Ended						9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 01, 2020	Dec. 31, 2020	Dec. 31, 2019
Net loss	$ (595,233)	$ (1,276,886)	$ (613,926)	$ (1,231,567)	$ (1,138,413)	$ (979,798)	$ (2,486,045)	$ (3,349,778)		$ (3,681,389)	$ (3,495,481)
Basic weighted average shares outstanding	10,944,439			4,162,306			9,809,092	4,164,489			2,877,655
Basic and diluted loss per common share:	$ (0.05)		$ (0.08)	$ (0.30)			$ (0.25)	$ (0.80)	$ (0.88)		$ (1.21)
Previously Reported [Member]
Net loss			$ (641,328)							$ (3,699,005)
Basic weighted average shares outstanding										4,183,625
Basic and diluted loss per common share:			$ (0.09)						$ (0.88)	$ (0.88)